Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of
	December 31, 2020	December 31, 2021
Accounts receivable, gross – current	824,487	1,106,760
Accounts receivable, gross – non-current	54,639	—
Less: allowance for credit losses (1)	(86,698)	(335,841)

Accounts receivable, net	792,428	770,919

Schedule of Allowance for Credit Losses
Movement of allowance for credit losses was as follows:

	Year ended December 31,
	2019	2020 (1)	2021 (1)
At beginning of the period	—	—	(86,698)
ASC 326 Adoption impact	—	(6,889)	—
Additional provisions	—	(79,809)	(249,143)
Write-off	—	—	—

At the end of the period	—	(86,698)	(335,841)